Property, Plant and Equipment (Tables)	12 Months Ended
Mar. 31, 2020
Property, Plant and Equipment [Abstract]
Schedule of property, plant and equipment

	As of March 31,	As of March 31,
	2020	2019
Buildings	$9,590,058	$9,273,325
Machinery	2,339,879	2,150,738
Furniture, fixture and electronic equipment	163,819	172,552
Vehicles	131,381	68,360
Total property plant and equipment, at cost	12,225,137	11,664,975
Less: accumulated depreciation	(4,328,636)	(3,857,930)
Property, plant and equipment, net	$7,896,501	$7,807,045